Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Beginning balance		$ 5,197,438
Miflink business combination	[1]		5,197,438
Impairment
Ending balance		$ 5,197,438	$ 5,197,438

[1]	Represents the addition of goodwill from the acquisition of Miflink. See Note 5 — Acquisitions for further acquisition related details.